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MainStay VP Cushing Renaissance Advantage Portfolio
MainStay VP Cushing Renaissance Advantage Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Cushing Renaissance Advantage Portfolio

(the “Portfolio”)

Supplement dated December 13, 2019 (“Supplement”) to the
Summary Prospectus and Prospectus dated May 1, 2019, as supplemented

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

At meetings held on December 10-11, 2019, the Board of Trustees (“Board”) of MainStay VP Funds Trust (“Trust”) considered and approved, among other related proposals: (i) terminating Cushing Asset Management, LP (“Cushing”) as the Portfolio’s subadvisor; (ii) appointing of CBRE Clarion Securities LLC (“CBRE Clarion”) as the Portfolio’s subadvisor, and the related subadvisory agreement, subject to shareholder approval; (iii) changing the Portfolio’s name; (iv) modifying the Portfolio’s principal investment strategies, investment process, non-fundamental “names rule” investment policy and principal risks; (v) changing the Portfolio’s fundamental investment restriction related to industry concentration, subject to shareholder approval; (vi) reducing the management fee and adding expense caps; (vii) changing the Portfolio’s primary benchmark; and (viii) filing of proxy materials. All of these changes to the Portfolio are expected to become effective on or about February 28, 2020, if shareholders of the Portfolio approve items (ii) and (v) above (the “Proposals”) prior to that date.

As a result, effective on or about February 28, 2020, the following changes will be made to the Summary Prospectus and Prospectus, if shareholders approve the Proposals:

1.	Name Change. The name of the Portfolio is changed to MainStay VP CBRE Global Infrastructure Portfolio.

2.	Fees and Expenses of the Portfolio. The Portfolio’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the management fee and addition of a expense cap of the Portfolio:

Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - MainStay VP Cushing Renaissance Advantage Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	0.85%	0.85%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.43%	0.43%
Total Annual Portfolio Operating Expenses		1.28%	1.53%
Waiver/Reimbursement	[2]	(0.33%)	(0.33%)
Total Annual Portfolio Operating Expenses After Waivers/ Reimbursement	[2]	0.95%	1.20%
[1]	Restated to reflect current management fees. The management fees are as follows: 1.10% on assets up to $500 million and 1.05% on assets over $500 million.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.95% and 1.20%, respectively of average daily net assets. This agreement will remain in effect until May 1, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

Expense Example - MainStay VP Cushing Renaissance Advantage Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	97	373	671	1,516
Service Class	122	451	803	1,795

3.	Principal Investment Strategies. The principal investment strategies section of the Portfolio’s Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies. The Portfolio expects to invest primarily in equity securities of companies located in a number of different countries, including the United States.

Under normal market conditions, the Portfolio will invest more than 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the infrastructure group of industries. The Portfolio’s Subadvisor, CBRE Clarion Securities LLC, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports, and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), and communications assets (such as communications towers, data centers, fiber networks, and satellites).

Under normal circumstances, the Portfolio invests primarily in common stock, but may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks, and depositary receipts with characteristics similar to common stock. The Portfolio may also invest up to 25% of its net assets in master limited partnerships.

The Portfolio may invest up to 30% of its assets in securities of companies located or doing business in emerging markets. The Portfolio’s investments may be denominated in U.S. dollars, non-U.S. currencies, or multinational currency units. The Portfolio may hedge its currency exposure to securities denominated in non-U.S. currencies. The Portfolio may invest in securities of companies of any market size.

The Portfolio may invest in other investment companies, including exchange-traded funds.

Under normal market conditions, the Portfolio will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Portfolio will invest at least 30%) in foreign securities. Generally, foreign securities are issued by companies organized outside the United States or that trade primarily in non-U.S. securities markets. The Portfolio will normally invest in companies located in at least three countries outside of the United States.

Investment Process: The Subadvisor uses a multi-step investment process for constructing the Portfolio’s investment portfolio that combines top-down geographic region and infrastructure sector allocation with bottom-up individual stock selection. The Subadvisor first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation in the portfolio of such sectors and regions, through a systematic evaluation of the regulatory environment and economic outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Subadvisor then uses an in-house valuation process to identify infrastructure companies whose risk-adjusted returns it believes are compelling relative to their peers. The Subadvisor’s in-house valuation process examines several factors, including the company’s management and strategy, the stability and growth potential of cash flows and dividends, the location of the company’s assets, the regulatory environment in which the company operates and the company’s capital structure.

The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

4.	Principal Risks. The “Principal Risks” section of the Summary Prospectus and Prospectus entitled is revised as follows:

a.	The following risks are added:

i.	Infrastructure Investment Risk: The Portfolio’s investments in infrastructure-related securities will expose the Portfolio to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.

ii.	Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

iii.	Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

iv.	Master Limited Partnership Risk: MLPs carry many of the risks inherent in investing in a partnership. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP.

v.	Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

vi.	Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the risks of that investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

vii.	Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

viii.	Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

b.	The risks entitled “Market Risk,” “Portfolio Management Risk,” “Equity Securities Risk” and “Foreign Securities Risk” and “Concentration Risk” are deleted in their entirety and replaced with the following:

Market Risk: The value of the Portfolio's investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Portfolio shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. In addition, the Portfolio may not achieve its investment objective, including during periods in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. Investments selected using quantitative methods or based on models that analyze information and data may perform differently from the market as a whole. The quantitative model used by the Subadvisor, and the investments selected based on the model, may not perform as expected. The quantitative model may contain certain assumptions in construction and implementation that may adversely affect the Portfolio’s performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Portfolio’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative model, including the model’s underlying metrics and data.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio 's holdings.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets and less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risks.

Concentration Risk: Because the Portfolio concentrates its investments in the securities of issuers conducting their business activities in the infrastructure group of industries, the Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Portfolio is particularly susceptible to financial, economic, political, or market events, as well as government regulation, impacting the infrastructure group of industries, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. The Portfolio is subject to the risk that: (1) its performance will be closely tied to the performance of those particular industries; (2) its performance will be adversely impacted when such industries experience a downturn; and (3) it will perform poorly during a slump in demand for securities of companies in such industries.

c.	The risks entitled “Common Stock Risk”, “Energy Companies Risk”, “Industry Specific Risk”, “Cash Flow Risk”, “MLP Structure Risk”, “Tax Risks”, “Debt Securities Risk”, and “High-Yield Securities Risk” are deleted.

5.	Past Performance. The “Past Performance” section of the Summary Prospectus and Prospectus entitled is revised as follows:

a.	The first two paragraphs are deleted in their entirety and replaced with the following:

The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over time. The average annual total returns table shows how the Portfolio’s average annual total returns compare to those of two broad-based securities market indices. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the FTSE Global Core Infrastructure 50/50 Index as its primary benchmark as a replacement for the Standard & Poor’s 500® Index (“S&P 500® Index”) because it believes that the FTSE Global Core Infrastructure 50/50 Index is more reflective of its current investment style. The FTSE Global Core Infrastructure 50/50 Index is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio replaced its subadvisor and modified its principal investment strategies as of February 28, 2020. The past performance in the bar chart and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Total Returns (for the periods ended December 31, 2018
b.	The Average Annual Total Returns table is deleted and replaced with the following:

Average Annual Returns - MainStay VP Cushing Renaissance Advantage Portfolio	Label	1 Year	Since Inception	Inception Date
Initial Class	Initial Class	(27.69%)	(6.94%)	May 01, 2015
Service Class	Service Class	(27.87%)	(7.16%)	May 01, 2015
FTSE Global Core Infrastructure 50/50 Index (reflects no deductions for fees, expenses, or taxes)	FTSE Global Core Infrastructure 50/50 Index (reflects no deductions for fees, expenses, or taxes)	(3.99%)	(3.62%)
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	(4.38%)	7.36%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.